Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$65,235,639.88	0.8638194	$52,747,701.22	0.6984600	$12,487,938.66
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$122,785,639.88	0.1050285	$110,297,701.22	0.0943465	$12,487,938.66

Weighted Avg. Coupon (WAC)	3.07%		3.09%
Weighted Avg. Remaining Maturity (WARM)	21.06		20.26
Pool Receivables Balance	$167,035,212.05		$154,211,033.29
Remaining Number of Receivables	26,460		25,598

Adjusted Pool Balance	$163,553,885.35		$151,065,946.69

III. COLLECTIONS

Principal:
Principal Collections	$12,564,845.56
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$207,024.72
Total Principal Collections	$12,771,870.28

Interest:
Interest Collections	$420,969.70
Late Fees & Other Charges	$35,913.97
Interest on Repurchase Principal	$-
Total Interest Collections	$456,883.67

Collection Account Interest	$18,742.63
Reserve Account Interest	$5,208.46
Servicer Advances	$-

Total Collections	$13,252,705.04

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$13,252,705.04
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$13,252,705.04

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$139,196.01	$-	$139,196.01	139,196.01
	Collection Account Interest					$18,742.63
	Late Fees & Other Charges					$35,913.97
Total due to Servicer						$193,852.61

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$-		$-
	Class A-4 Notes		$80,457.29		$80,457.29

	Total Class A interest:		$80,457.29		$80,457.29	80,457.29

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

	Available Funds Remaining:					$12,873,306.14

7.	Regular Principal Distribution Amount:					12,487,938.66

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$12,487,938.66
	Class A Notes Total:		$12,487,938.66		$12,487,938.66
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$12,487,938.66		$12,487,938.66

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					385,367.48

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,481,326.70
Beginning Period Amount	$3,481,326.70
Current Period Amortization	$336,240.10
Ending Period Required Amount	$3,145,086.60
Ending Period Amount	$3,145,086.60
Next Distribution Date Required Amount	$2,828,825.17

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	October 2018
Distribution Date	11/15/18
Transaction Month	43
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	24.93%	26.99%	26.99%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.29%	25,160	97.29%	$150,033,267.19
30 - 60 Days	1.35%	345	2.11%	$3,253,426.50
61 - 90 Days	0.31%	80	0.51%	$780,734.13
91-120 Days	0.05%	13	0.09%	$143,605.47
121 + Days	0.00%	0	0.00%	$-
Total		25,598		$154,211,033.29

Delinquent Receivables 30+ Days Past Due
Current Period	1.71%	438	2.71%	$4,177,766.10
1st Preceding Collection Period	1.67%	443	2.73%	$4,559,434.95
2nd Preceding Collection Period	1.51%	412	2.40%	$4,323,580.55
3rd Preceding Collection Period	1.57%	445	2.47%	$4,817,779.85
Four-Month Average	1.62%		2.58%

Repossession in Current Period		15		$114,687.61
Repossession Inventory		57		$86,511.13

Current Charge-Offs
Gross Principal of Charge-Offs				$259,333.20
Recoveries				$(207,024.72)
Net Loss				$52,308.48

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.38%

Average Pool Balance for Current Period				$160,623,122.67

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.39%
1st Preceding Collection Period				-0.18%
2nd Preceding Collection Period				0.03%
3rd Preceding Collection Period				0.63%
Four-Month Average				0.22%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		31	2,738	$39,991,523.27
Recoveries		23	2,522	$(22,608,358.54)
Net Loss				$17,383,164.73
Cumulative Net Loss as a % of Initial Pool Balance				1.41%

Net Loss for Receivables that have experienced a Net Loss *		21	2,101	$17,455,081.00
Average Net Loss for Receivables that have experienced a Net Loss				$8,307.99

Principal Balance of Extensions				$757,014.16
Number of Extensions				78

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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